Vanguard Russell 1000 Growth Index Fund Investment Risks - ETF Prospectus [Member] - Vanguard Russell 1000 Growth Index Fund	Aug. 31, 2025
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Equity Markets. The Fund invests in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. Market volatility can lead to significant fluctuations in stock values, resulting in potential losses to the Fund.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Capitalization (Market Cap). Companies are generally classified into three types of market cap depending on their size: small-, mid-, and large-cap. Companies can be further classified into micro- or mega-cap. Different factors can affect each market cap uniquely, and historically small- and mid-cap stocks have typically been more volatile due to the effects of changing economic conditions. Large companies may not reach the same levels of growth or performance as smaller companies, and they may be slower to react to competitive challenges. The performance of funds that invest in a subset of market caps could diverge from the performance of a fund that is focused on a broader representation of the stock market.
Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Growth Investing. The Fund’s approach to growth investing could cause it to underperform other stock funds that use a different investment style. Growth stocks typically produce lower yields because growth companies prefer to reinvest earnings into research and development to promote growth and increase profitability. Research and development can be expensive and may not always produce favorable results, which could harm a company’s performance relative to the broader market.
Index Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index Investing. The Fund is subject to risks associated with index investing. Because the Fund generally seeks to track the performance of the Target Index regardless of how the Target Index is performing, the Fund’s performance may be lower than it would be if it were actively managed. Although the Fund seeks to hold substantially all of the securities included in the Target Index, it may be unable to do so. In addition, the Fund could be prevented from holding one or more securities in the same proportion as in the Target Index. The performance of the Fund’s investments, in the aggregate, may not match the investment performance of the Target Index. This risk, known as tracking error risk, may be heightened during times of increased market volatility or under other unusual market conditions. The Fund also could be negatively impacted by changes to the Target Index made by the index provider or by errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Nondiversification. By tracking its broad-based Target Index, the Fund could become nondiversified, as defined under the Investment Company Act of 1940, due to events such as an index rebalance or market movement. The performance of nondiversified funds may be negatively impacted by relatively few securities or even a single security and their shares may experience significant fluctuations in value.
Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Concentration Risk. Except as may be necessary to approximate the composition of its Target Index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the Target Index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Information Technology Sector. As of the Fund’s most recent fiscal year end, stocks of companies within the information technology sector made up a significant portion of the Target Index. As a result, the performance of the Target Index, and therefore the performance of the Fund, may be impacted by the general condition of the information technology sector.
ETF Share Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• ETF Share Trading. Vanguard ETF Shares (“ETF Shares”) are an exchanged-traded class of shares issued by certain Vanguard funds that represent an interest in the portfolio of securities held by the issuing fund. The Fund’s ETF Shares are listed for trading on Nasdaq and individual investors may only buy and sell them on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price of an ETF Share and its NAV differ significantly. Disruptions to creation and redemption transactions, the existence of significant market volatility, or potential lack of an active trading market for ETF Shares (including through a trading halt), as well as other factors, may result in ETF Shares trading significantly above (at a premium) or below (at a discount) the Fund’s NAV or the intraday value of the Fund’s holdings. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.
Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Authorized Participants. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. The Fund’s Authorized Participants are not obligated to engage in creation or redemption transactions. To the extent that the Fund’s Authorized Participants are unable to or choose not to proceed with creation and/or redemption transactions with respect to the Fund and no other Authorized Participants step forward to engage in creation or redemption transactions with the Fund, the Fund’s ETF Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.